CAPITAL STOCK - Disclosure of DSU transactions, shown in number of DSUs, during the year (Details) - Deferred Share Units [Member] - share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	156,500	33,500
Granted	96,000	123,000
Vested and settled in cash	(24,500)	0
Outstanding, end of year	228,000	156,500